IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions		Oct. 31, 2021		Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[1]	$ 931,129		$ 861,193
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		14,330		9,960
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		519,736		486,558
Business and government portfolios [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		426,519		362,179
Business and government portfolios [member] | Corporate [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		156,738		138,945
Business and government portfolios [member] | Corporate [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		69,000		56,812
Business and government portfolios [member] | Corporate [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		172,827		139,677
Business and government portfolios [member] | Corporate [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		14,625		15,101
Business and government portfolios [member] | Corporate [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		13,329		11,644
Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		190,169		206,741
Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		151,273		155,741
Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		8,525		8,354
Business and government portfolios [member] | Sovereign [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		26,746		38,904
Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,613		1,553
Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		2,012		2,189
Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		128,447		105,470
Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		13,856		14,087
Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,557		1,568
Business and government portfolios [member] | Banks [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		42,529		24,228
Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		64,728		59,761
Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		5,777		5,826
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		396,014		358,850
Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		302,997		267,716
Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		266,366		236,326
Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[1]	36,631		31,390
Retail portfolios [member] | Qualifying Revolving [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		73,017		72,057
Retail portfolios [member] | Qualifying Revolving [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		18,181		18,701
Retail portfolios [member] | Qualifying Revolving [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[1]	54,509		53,085
Retail portfolios [member] | Qualifying Revolving [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		327		271
Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		20,000		19,077
Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		16,997		16,195
Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[1]	2,963		2,847
Retail portfolios [member] | Other retail [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		40		35
Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		225,399		187,832
Repo style transaction collateral [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		225,399		187,832
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,156,528		1,049,025
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		745,135		674,390
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		847,140	[1]	781,843	[2]
Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	446,583		416,870
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		257,709
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		71,496
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		16,703
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		79,985
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		20,690
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	381,219		316,435
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	120,417		102,342
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	61,417		49,473
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	172,827		139,677
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	13,644		14,085
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	12,914		10,858
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	163,896		184,075
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	125,001		133,077
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	8,525		8,354
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	26,746		38,904
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	1,613		1,553
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	2,011		2,187
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	126,867		104,192
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	12,291		12,846
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	1,554		1,552
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	42,529		24,228
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	64,728		59,761
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	5,765		5,805
Advanced Internal Ratings Based [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	389,734		352,697
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	298,162		262,917
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	261,531		231,527
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	36,631	[1]	31,390
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	73,017		72,057
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	18,181		18,701
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	54,509	[1]	53,085
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	327		271
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	18,555		17,723
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	15,578		14,869
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	2,937	[1]	2,819
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	40		35
Advanced Internal Ratings Based [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	10,823		12,276
Advanced Internal Ratings Based [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	225,399		187,832
Advanced Internal Ratings Based [member] | Repo style transaction collateral [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	225,399		187,832
Advanced Internal Ratings Based [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	1,072,539		969,675
Advanced Internal Ratings Based [member] | Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	671,982		604,702
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[1]	83,989		79,350
Standardized approach risk [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		45,300		45,744
Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		26,273		22,666
Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,580		1,278
Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		4,835		4,799
Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,445		1,354
Standardized approach risk [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		73,153		69,688
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		45,300		45,744
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		36,321		36,603
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		7,583		7,339
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		981		1,016
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		415		786
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		26,273		22,666
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		26,272		22,664
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1		2
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,580		1,278
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,565		1,241
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		3		16
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		12		21
Standardized approach risk [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		6,280		6,153
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		4,835		4,799
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		4,835		4,799
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,445		1,354
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,419		1,326
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[1]	26		28
Standardized approach risk [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		4,556		3,509
Standardized approach risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		83,989		79,350
Standardized approach risk [member] | Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		73,153		69,688
Internal Ratings Based [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		$ 15,379		$ 15,785

[1]	Excludes exposures arising from derivative and repo-style transactions that are cleared through QCCPs as well as credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets that are risk-weighted at 100%, significant investments in the capital of non-financial institutions that are risk-weighted at 1,250%, settlement risk, and amounts below the thresholds for deduction that are risk-weighted at 250%.
[2]	Includes exposures subject to the supervisory slotting approach.